Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,500
Exchange adjustments	(59)
Charge for the year	551
Reversed unused	(89)
Unwinding of discount	16
Utilised	(629)
Reclassifications and other movements	(7)
Transfer to Pension obligations	(18)
Other provisions, ending balance	1,265
To be settled within one year		£ 629	£ 848
To be settled after one year		636	652
Other provisions	1,500	1,265	1,500
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	344
Exchange adjustments	(29)
Charge for the year	173
Reversed unused	(7)
Unwinding of discount	2
Utilised	(288)
Reclassifications and other movements	(9)
Other provisions, ending balance	186
To be settled within one year		138
To be settled after one year		48
Other provisions	344	186	344
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	554
Exchange adjustments	(16)
Charge for the year	259
Reversed unused	(43)
Unwinding of discount	4
Utilised	(233)
Reclassifications and other movements	(3)
Transfer to Pension obligations	(18)
Other provisions, ending balance	504
To be settled within one year		292
To be settled after one year		212
Other provisions	554	504	554
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	306
Exchange adjustments	(8)
Charge for the year	50
Reversed unused	(3)
Utilised	(41)
Other provisions, ending balance	304
To be settled within one year		90
To be settled after one year		214
Other provisions	306	304	306
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	296
Exchange adjustments	(6)
Charge for the year	69
Reversed unused	(36)
Unwinding of discount	10
Utilised	(67)
Reclassifications and other movements	5
Other provisions, ending balance	271
To be settled within one year		109
To be settled after one year		162
Other provisions	£ 296	£ 271	£ 296